FAIR VALUE MEASUREMENTS - Schedule of Assets and Liabilities Measured at Fair Value (Details) - Recurring - USD ($) $ in Thousands	Jan. 31, 2024	Jan. 31, 2023
Level 1
Assets:
Foreign currency forward contracts	$ 0	$ 0
Consideration Asset or Liability in Business Divestitures	0
Total assets	0	0
Liabilities:
Foreign currency forward contracts	0	0
Total liabilities	0	0
Level 2
Assets:
Foreign currency forward contracts	1,792	288
Consideration Asset or Liability in Business Divestitures	0
Total assets	1,792	288
Liabilities:
Foreign currency forward contracts	223	1,592
Total liabilities	223	1,592
Level 3
Assets:
Foreign currency forward contracts	0	0
Consideration Asset or Liability in Business Divestitures	4,954
Total assets	4,954	0
Liabilities:
Foreign currency forward contracts	0	0
Total liabilities	$ 0	$ 0